Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment
Balance beginning of period	$ 1,036,157
Depreciation	(30,395)	$ (24,387)	$ (17,822)
Balance end of period	1,007,617	1,036,157
Vessel Cost
Property Plant And Equipment
Balance beginning of period	1,165,645	944,984
Vessel acquisitions and other additions to vessels' cost (Note 3(c))	1,855	220,661
Balance end of period	1,167,500	1,165,645	944,984
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(129,488)	(105,101)
Depreciation	(30,395)	(24,387)
Balance end of period	(159,883)	(129,488)	(105,101)
Net Book Value
Property Plant And Equipment
Balance beginning of period	1,036,157	839,883
Vessel acquisitions and other additions to vessels' cost (Note 3(c))	1,855	220,661
Depreciation	(30,395)	(24,387)
Balance end of period	$ 1,007,617	$ 1,036,157	$ 839,883